Taxation	6 Months Ended
Sep. 30, 2023
Income Tax Disclosure [Abstract]
Taxation

19. Taxation

The Company is registered in the Cayman Islands. The Group generated substantially all of its income from its PRC operations for the six months ended September 30, 2023 and 2022.

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain, and no withholding tax is imposed to any dividends and payment made to shareholders.

Hong Kong

The Company’s subsidiary Easy Skills Technology Limited is located in Hong Kong and is subject to an income tax rate of 16.5% for assessable profit earned in Hong Kong before April 2018, and an income tax rate of 8.25% for assessable profit up to HKD 2,000,000 from April 2018 onwards. The Group had no assessable profit subject to Hong Kong profit tax for the six months ended September 30, 2023 and 2022.

PRC

Income Tax

The Company’s subsidiaries and VIE in the PRC are subject to the statutory rate of 25%, in accordance with the Enterprise Income Tax law (the “EIT Law”), which was effective since January 1, 2008.

Dividends, interests, rent or royalties payable by the Group’s PRC subsidiaries, to non-PRC resident enterprises, and proceeds from any such non-resident enterprise investor’s disposition of assets (after deducting the net value of such assets) shall be subject to 10% withholding tax, unless the respective non-PRC resident enterprise’s jurisdiction of incorporation has a tax treaty or arrangements with China that provides for a reduced withholding tax rate or an exemption from withholding tax.

The current and deferred portions of income tax expense included in the consolidated statements of income were as follows:

	For the six months ended September 30,
	2023	2022
Current	$—	$378,849
Deferred	(3,988)	(386,961)
Income tax expense	$(3,988)	$(8,112)

The following table sets forth reconciliation between the statutory EIT rate of 25% and the effective tax for the six months ended September 30, 2023 and 2022, respectively:

	For the six months ended September 30,
	2023	2022
Income before income taxes	$(370,961)	$(2,992,228)
Tax rate	25%	25%
Provision for income taxes at statutory tax rate	$(92,740)	$(748,057)
Additional deductible of R&D expense	—	—
Effect of tax exempt entity	164,743	311,599
Effect of previous year tax filing	—	2,481
Effect of non-tax deductible expenses	23	55,935
Effect of tax loss not recognized	158,607	369,930
Effect of investment income not recognized	(232,990)	—
Effect of impairment not recognized	(1,631)	—
Income tax expense	$(3,988)	$(8,112)
Deferred tax assets	$3,490,495	$365,930
Valuation allowance	(3,490,495)	—
Deferred tax assets, net	—	—
Deferred tax liability	(23,074)	—
Total	(23,074)	365,930

The temporary difference between the tax base and the reported amount of assets and liabilities in the financial statements for the six months ended September 30, 2023 was derived from the intangible assets recognized from the acquisition of Jisen Information. And the temporary difference in the financial statements for the six months ended September 30, 2022 was derived from the net loss of Wuxi Wangdao.

Value Added Tax (“VAT”)

The Group’s membership revenues for providing non-academic education services are subject to a simple tax method to calculate VAT at 3%. The Group’s technical service revenue is subject to a VAT rate of 6%.

Taxes payable consisted of the following:

	As of
	September 30, 2023	March 31, 2023
Income tax payable	$187,348	$211,046
VAT payable	9,420	41,092
Other tax payables	59	6,245
Total	$196,827	$258,383